DEBT - 2035 Senior Notes and Other Activity (Details) - 2035 Senior Notes, net	Mar. 31, 2005 USD ($)
Debt
Debt instrument principal amount	$ 600,000,000
Debt instrument, interest rate (as a percent)	5.875%